Share-Based Compensation - Schedule of Restricted Shares Activity (Detail) - Restricted Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning balance	795,000
Number of shares, Granted	1,340,554
Number of shares, Vested	(224,235)
Number of shares, Forfeited	(167,750)
Number of shares, Outstanding, Ending balance	1,743,569	795,000
Number of shares, Expected to vest	1,697,350
Weighted average grant date fair value, Outstanding, Beginning balance	$ 27.87
Weighted average grant date fair value, Granted	34.70	$ 37.30	$ 12.38
Weighted average grant date fair value, Vested	26.23
Weighted average grant date fair value, Forfeited	36.12
Weighted average grant date fair value, Outstanding, Ending balance	32.54	$ 27.87
Weighted average grant date fair value, Expected to vest	$ 32.48